UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Stock Index Fund
March 31, 2012 (Unaudited)

Common Stocks--99.0%	Shares	Value ($)
Consumer Discretionary--10.9%
Abercrombie & Fitch, Cl. A	12,224	606,433
Amazon.com	50,353a	10,196,986
Apollo Group, Cl. A	15,134a	584,778
AutoNation	7,097a,b	243,498
AutoZone	3,869a	1,438,494
Bed Bath & Beyond	32,539a	2,140,090
Best Buy	38,605	914,166
Big Lots	8,592a	369,628
BorgWarner	15,340a	1,293,776
Cablevision Systems (NY Group), Cl. A	32,651	479,317
CarMax	32,366a	1,121,482
Carnival	62,205	1,995,536
CBS, Cl. B	89,395	3,031,384
Chipotle Mexican Grill	4,289a	1,792,802
Coach	40,199	3,106,579
Comcast, Cl. A	373,006	11,193,910
D.R. Horton	41,456	628,888
Darden Restaurants	18,228	932,544
DeVry	8,371	283,526
DIRECTV, Cl. A	93,341a	4,605,445
Discovery Communications, Cl. A	35,460a	1,794,276
Dollar Tree	16,641a	1,572,408
Expedia	14,096b	471,370
Family Dollar Stores	16,024	1,013,999
Ford Motor	525,182b	6,559,523
GameStop, Cl. A	19,244b	420,289
Gannett	34,112	522,937
Gap	45,332	1,184,978
Genuine Parts	22,075	1,385,206
Goodyear Tire & Rubber	36,313a	407,432

H&R Block	43,111	710,038
Harley-Davidson	32,418	1,591,075
Harman International Industries	10,117	473,577
Hasbro	16,395	602,024
Home Depot	213,230	10,727,601
International Game Technology	40,806	685,133
Interpublic Group of Cos.	64,557	736,595
J.C. Penney	20,617	730,460
Johnson Controls	95,532	3,102,879
Kohl's	35,832	1,792,675
Leggett & Platt	19,484b	448,327
Lennar, Cl. A	22,951b	623,808
Limited Brands	34,239	1,643,472
Lowe's	171,376	5,377,779
Macy's	56,947	2,262,504
Marriott International, Cl. A	36,538	1,382,963
Mattel	47,354	1,593,936
McDonald's	140,940	13,826,214
McGraw-Hill	38,147	1,848,985
Netflix	7,376a,b	848,535
Newell Rubbermaid	41,621	741,270
News, Cl. A	297,313	5,854,093
NIKE, Cl. B	50,703	5,498,233
Nordstrom	22,539	1,255,873
O'Reilly Automotive	17,445a	1,593,601
Omnicom Group	37,447	1,896,691
Priceline.com	6,876a	4,933,530
Pulte Group	45,071a	398,878
Ralph Lauren	8,961	1,562,171
Ross Stores	31,379	1,823,120
Scripps Networks Interactive, Cl. A	13,562	660,334
Sears Holdings	5,041a,b	333,966
Staples	95,102	1,538,750
Starbucks	104,068	5,816,361
Starwood Hotels & Resorts Worldwide	27,052c	1,526,003
Target	92,746	5,404,309
Tiffany & Co.	17,841	1,233,348

Time Warner	133,869	5,053,555
Time Warner Cable	43,297	3,528,705
TJX	104,057	4,132,103
TripAdvisor	14,096a,b	502,804
Urban Outfitters	15,796a	459,822
VF	12,340	1,801,393
Viacom, Cl. B	74,466	3,534,156
Walt Disney	247,920	10,853,938
Washington Post, Cl. B	724b	270,465
Whirlpool	10,747	826,014
Wyndham Worldwide	20,714	963,408
Wynn Resorts	10,901	1,361,317
Yum! Brands	63,540	4,522,777
		193,181,248
Consumer Staples--10.7%
Altria Group	282,851	8,731,610
Archer-Daniels-Midland	91,106	2,884,416
Avon Products	60,216	1,165,782
Beam	21,513	1,260,016
Brown-Forman, Cl. B	13,551	1,130,018
Campbell Soup	25,842b	874,752
Clorox	17,727	1,218,731
Coca-Cola	313,326	23,189,257
Coca-Cola Enterprises	42,613	1,218,732
Colgate-Palmolive	66,263	6,479,196
ConAgra Foods	58,343	1,532,087
Constellation Brands, Cl. A	23,047a	543,679
Costco Wholesale	60,063	5,453,720
CVS Caremark	180,046	8,066,061
Dean Foods	26,397a	319,668
Dr. Pepper Snapple Group	29,908	1,202,601
Estee Lauder, Cl. A	31,332	1,940,704
General Mills	88,866	3,505,764
H.J. Heinz	43,990	2,355,664
Hershey	21,374	1,310,867
Hormel Foods	19,011	561,205
J.M. Smucker	15,701	1,277,433

Kellogg	33,815	1,813,498
Kimberly-Clark	54,306	4,012,670
Kraft Foods, Cl. A	244,522	9,294,281
Kroger	78,907	1,911,917
Lorillard	18,154	2,350,580
McCormick & Co.	18,123	986,435
Mead Johnson Nutrition	28,453	2,346,803
Molson Coors Brewing, Cl. B	22,527	1,019,347
PepsiCo	217,345	14,420,841
Philip Morris International	238,360	21,121,080
Procter & Gamble	381,357	25,631,004
Reynolds American	47,320	1,960,941
Safeway	37,833b	764,605
Sara Lee	82,690	1,780,316
SUPERVALU	32,102b	183,302
Sysco	80,401	2,400,774
Tyson Foods, Cl. A	41,637	797,349
Wal-Mart Stores	241,700	14,792,040
Walgreen	120,505	4,035,712
Whole Foods Market	22,984	1,912,269
		189,757,727
Energy--11.1%
Alpha Natural Resources	31,016a	471,753
Anadarko Petroleum	68,830	5,392,142
Apache	53,069	5,330,250
Baker Hughes	61,283	2,570,209
Cabot Oil & Gas	29,188	909,790
Cameron International	34,893a	1,843,397
Chesapeake Energy	91,897	2,129,253
Chevron	273,742	29,356,092
ConocoPhillips	177,068	13,458,939
Consol Energy	31,726	1,081,857
Denbury Resources	53,107a	968,141
Devon Energy	55,738	3,964,087
Diamond Offshore Drilling	10,082b	672,974
El Paso	106,488	3,146,720
EOG Resources	37,120	4,124,032

EQT	20,642	995,151
Exxon Mobil	652,807	56,617,951
FMC Technologies	32,771a	1,652,314
Halliburton	127,342	4,226,481
Helmerich & Payne	15,270	823,816
Hess	42,536	2,507,497
Marathon Oil	96,975	3,074,108
Marathon Petroleum	47,755	2,070,657
Murphy Oil	26,547	1,493,800
Nabors Industries	42,037a	735,227
National Oilwell Varco	58,553	4,653,207
Newfield Exploration	18,562a	643,730
Noble	35,407a	1,326,700
Noble Energy	24,507	2,396,294
Occidental Petroleum	112,185	10,683,378
Peabody Energy	37,647	1,090,257
Pioneer Natural Resources	17,451b	1,947,357
QEP Resources	24,582	749,751
Range Resources	22,223	1,292,045
Rowan	16,898a	556,451
Schlumberger	184,539	12,904,812
Southwestern Energy	48,851a	1,494,841
Spectra Energy	91,320	2,881,146
Sunoco	14,581	556,265
Tesoro	20,658a	554,461
Valero Energy	76,245	1,964,834
Williams	82,669	2,547,032
WPX Energy	27,556	496,284
		198,355,483
Financial--14.8%
ACE	46,500	3,403,800
Aflac	65,343	3,005,125
Allstate	68,504	2,255,152
American Express	140,300	8,117,758
American International Group	73,956a	2,280,063
American Tower	55,156	3,475,931
Ameriprise Financial	30,433	1,738,637

Aon	44,694	2,192,688
Apartment Investment & Management, Cl. A	16,662c	440,043
Assurant	11,688	473,364
AvalonBay Communities	13,268c	1,875,432
Bank of America	1,485,116	14,212,560
Bank of New York Mellon	171,902	4,147,995
BB&T	96,042	3,014,758
Berkshire Hathaway, Cl. B	243,381a	19,750,368
BlackRock	13,818	2,831,308
Boston Properties	20,517c	2,154,080
Capital One Financial	76,367	4,256,697
CBRE Group, Cl. A	46,378a	925,705
Charles Schwab	151,897	2,182,760
Chubb	37,309	2,578,425
Cincinnati Financial	22,393b	772,782
Citigroup	405,282	14,813,057
CME Group	9,145	2,645,923
Comerica	28,283	915,238
Discover Financial Services	72,898	2,430,419
E*TRADE Financial	31,953a	349,885
Equity Residential	41,683c	2,610,189
Federated Investors, Cl. B	13,139b	294,445
Fifth Third Bancorp	128,564	1,806,324
First Horizon National	35,203	365,407
Franklin Resources	19,603	2,431,360
Genworth Financial, Cl. A	69,755a	580,362
Goldman Sachs Group	68,426	8,510,142
Hartford Financial Services Group	60,158	1,268,131
HCP	56,294c	2,221,361
Health Care REIT	29,736c	1,634,291
Host Hotels & Resorts	100,178c	1,644,923
Hudson City Bancorp	76,312	557,841
Huntington Bancshares	125,339	808,437
IntercontinentalExchange	10,145a	1,394,126
Invesco	62,085	1,655,807
JPMorgan Chase & Co.	528,506	24,300,706
KeyCorp	134,874	1,146,429

Kimco Realty	55,475c	1,068,448
Legg Mason	18,661	521,202
Leucadia National	28,761	750,662
Lincoln National	41,336	1,089,617
Loews	41,886	1,669,995
M&T Bank	17,241	1,497,898
Marsh & McLennan	74,753	2,451,151
MetLife	146,434	5,469,310
Moody's	26,754	1,126,343
Morgan Stanley	210,196	4,128,249
NASDAQ OMX Group	17,070a	442,113
Northern Trust	33,811	1,604,332
NYSE Euronext	35,192	1,056,112
People's United Financial	51,680	684,243
Plum Creek Timber	22,888c	951,225
PNC Financial Services Group	72,819	4,696,097
Principal Financial Group	41,160	1,214,632
Progressive	83,960	1,946,193
ProLogis	64,663c	2,329,161
Prudential Financial	64,838	4,110,081
Public Storage	19,778c	2,732,726
Regions Financial	181,999	1,199,373
Simon Property Group	42,309c	6,163,575
SLM	70,591	1,112,514
State Street	67,201	3,057,645
SunTrust Banks	73,027	1,765,063
T. Rowe Price Group	34,846	2,275,444
Torchmark	14,167	706,225
Travelers	54,160	3,206,272
U.S. Bancorp	264,200	8,369,856
Unum Group	39,545	968,062
Ventas	40,353c	2,304,156
Vornado Realty Trust	25,949c	2,184,906
Wells Fargo & Co.	730,083	24,925,034
Weyerhaeuser	75,302c	1,650,620
XL Group	42,914	930,805
Zions Bancorporation	25,562	548,561

		263,378,135
Health Care--11.3%
Abbott Laboratories	217,560	13,334,252
Aetna	48,192	2,417,311
Agilent Technologies	48,402	2,154,373
Allergan	41,995	4,007,583
AmerisourceBergen	36,502	1,448,399
Amgen	109,391	7,437,494
Baxter International	77,340	4,623,385
Becton Dickinson & Co.	28,881	2,242,610
Biogen Idec	32,936a	4,148,948
Boston Scientific	198,151a	1,184,943
Bristol-Myers Squibb	233,361	7,875,934
C.R. Bard	11,807	1,165,587
Cardinal Health	47,881	2,064,150
CareFusion	31,926a	827,841
Celgene	60,569a	4,695,309
Cerner	19,987a	1,522,210
Cigna	40,294	1,984,480
Coventry Health Care	20,567	731,568
Covidien	66,640	3,643,875
DaVita	13,296a	1,198,900
DENTSPLY International	20,049b	804,566
Edwards Lifesciences	15,814a	1,150,152
Eli Lilly & Co.	141,040	5,679,681
Express Scripts	66,834a	3,621,066
Forest Laboratories	37,889a	1,314,369
Gilead Sciences	104,557a	5,107,609
Hospira	23,851a	891,789
Humana	23,098	2,136,103
Intuitive Surgical	5,512a	2,986,126
Johnson & Johnson	380,059	25,068,692
Laboratory Corp. of America Holdings	13,843a	1,267,188
Life Technologies	24,337a	1,188,132
McKesson	34,290	3,009,633
Medco Health Solutions	53,524a	3,762,737
Medtronic	143,724	5,632,544

Merck & Co.	421,282	16,177,229
Mylan	58,782a	1,378,438
Patterson	11,597	387,340
PerkinElmer	15,304	423,309
Perrigo	13,029	1,346,026
Pfizer	1,043,669	23,649,540
Quest Diagnostics	21,778	1,331,725
St. Jude Medical	43,999	1,949,596
Stryker	44,552	2,471,745
Tenet Healthcare	53,395a	283,527
Thermo Fisher Scientific	50,375	2,840,142
UnitedHealth Group	144,477	8,515,474
Varian Medical Systems	15,906a	1,096,878
Waters	12,148a	1,125,634
Watson Pharmaceuticals	18,025a	1,208,757
WellPoint	46,134	3,404,689
Zimmer Holdings	25,320	1,627,570
		201,547,158
Industrial--10.4%
3M	96,030	8,566,836
Avery Dennison	15,913	479,459
Boeing	103,082	7,666,208
C.H. Robinson Worldwide	22,614	1,480,991
Caterpillar	89,549	9,538,759
Cintas	15,079	589,890
Cooper Industries	21,682	1,386,564
CSX	144,976	3,119,884
Cummins	26,444	3,174,338
Danaher	78,947	4,421,032
Deere & Co.	55,454	4,486,229
Dover	26,108	1,643,238
Dun & Bradstreet	6,767	573,368
Eaton	46,014	2,292,878
Emerson Electric	101,416	5,291,887
Equifax	17,262	764,016
Expeditors International of Washington	29,389	1,366,882
Fastenal	40,803	2,207,442

FedEx	43,379	3,989,133
Flowserve	7,397	854,427
Fluor	23,122	1,388,245
General Dynamics	49,195	3,609,929
General Electric	1,465,140	29,405,360
Goodrich	17,290	2,168,858
Honeywell International	107,137	6,540,714
Illinois Tool Works	66,717	3,810,875
Ingersoll-Rand	42,200	1,744,970
Iron Mountain	23,092	665,050
Jacobs Engineering Group	18,344a	813,923
Joy Global	14,964	1,099,854
L-3 Communications Holdings	13,465	952,918
Lockheed Martin	36,739	3,301,367
Masco	48,961	654,609
Norfolk Southern	45,475	2,993,619
Northrop Grumman	34,713	2,120,270
PACCAR	49,070	2,297,948
Pall	15,692	935,714
Parker Hannifin	20,699	1,750,100
Pitney Bowes	28,142b	494,736
Precision Castparts	20,010	3,459,729
Quanta Services	28,941a	604,867
R.R. Donnelley & Sons	26,196b	324,568
Raytheon	46,757	2,467,834
Republic Services	43,002	1,314,141
Robert Half International	19,382	587,275
Rockwell Automation	19,509	1,554,867
Rockwell Collins	20,287	1,167,720
Roper Industries	13,718	1,360,277
Ryder System	7,044	371,923
Snap-on	8,602	524,464
Southwest Airlines	110,011	906,491
Stanley Black & Decker	24,011	1,847,887
Stericycle	12,203a	1,020,659
Textron	40,113	1,116,345
Tyco International	63,600	3,573,048

Union Pacific	66,349	7,131,191
United Parcel Service, Cl. B	132,610	10,704,279
United Technologies	125,889	10,441,234
W.W. Grainger	8,577	1,842,425
Waste Management	63,420	2,217,163
Xylem	25,989	721,195
		185,902,102
Information Technology--20.4%
Accenture, Cl. A	89,398	5,766,171
Adobe Systems	68,492a	2,349,961
Advanced Micro Devices	83,796a	672,044
Akamai Technologies	25,234a	926,088
Altera	45,136	1,797,316
Amphenol, Cl. A	23,373	1,397,004
Analog Devices	42,167	1,703,547
Apple	129,150a	77,421,551
Applied Materials	177,475	2,207,789
Autodesk	32,159a	1,360,969
Automatic Data Processing	67,650	3,733,604
BMC Software	23,309a	936,089
Broadcom, Cl. A	67,502a	2,652,829
CA	51,670	1,424,025
Cisco Systems	745,379	15,764,766
Citrix Systems	25,487a	2,011,179
Cognizant Technology Solutions, Cl. A	41,802a	3,216,664
Computer Sciences	22,054	660,297
Corning	209,602	2,951,196
Dell	210,509a	3,494,449
eBay	158,212a	5,836,441
Electronic Arts	47,692a	785,964
EMC	283,858a	8,481,677
F5 Networks	11,230a	1,515,601
Fidelity National Information Services	31,960	1,058,515
First Solar	7,797a,b	195,315
Fiserv	18,948a	1,314,802
FLIR Systems	22,902	579,650
Google, Cl. A	35,110a	22,513,936

Harris	15,384	693,511
Hewlett-Packard	273,070	6,507,258
Intel	691,566	19,439,920
International Business Machines	160,447	33,477,267
Intuit	40,565	2,439,173
Jabil Circuit	24,847	624,157
JDS Uniphase	31,965a	463,173
Juniper Networks	72,159a	1,650,998
KLA-Tencor	23,319	1,269,020
Lexmark International, Cl. A	10,159	337,685
Linear Technology	31,219	1,052,080
LSI	77,130a	669,488
MasterCard, Cl. A	14,682	6,174,368
Microchip Technology	26,564b	988,181
Micron Technology	141,210a	1,143,801
Microsoft	1,034,106	33,349,918
Molex	19,411b	545,837
Motorola Mobility Holdings	37,184a	1,459,100
Motorola Solutions	40,418	2,054,447
NetApp	49,899a	2,233,978
Novellus Systems	9,956a	496,904
NVIDIA	84,396a	1,298,854
Oracle	542,533	15,820,262
Paychex	44,509	1,379,334
QUALCOMM	234,085	15,922,462
Red Hat	27,192a	1,628,529
SAIC	38,343	506,128
Salesforce.com	19,071a	2,946,660
SanDisk	33,716a	1,671,976
Symantec	100,109a	1,872,038
TE Connectivity	58,600	2,153,550
Teradata	23,716a	1,616,245
Teradyne	25,086a	423,703
Texas Instruments	158,105	5,313,909
Total System Services	24,153	557,210
VeriSign	22,649	868,363
Visa, Cl. A	68,773	8,115,214

Western Digital	32,560a	1,347,658
Western Union	84,963	1,495,349
Xerox	188,907	1,526,369
Xilinx	35,793	1,303,939
Yahoo!	167,014a	2,541,953
		362,109,408
Materials--3.4%
Air Products & Chemicals	28,987	2,661,007
Airgas	9,826	874,219
Alcoa	150,372	1,506,727
Allegheny Technologies	14,193	584,326
Ball	21,219	909,871
Bemis	14,682	474,082
CF Industries Holdings	9,242	1,688,051
Cliffs Natural Resources	19,427	1,345,514
Dow Chemical	163,718	5,671,192
E.I. du Pont de Nemours & Co.	128,830	6,815,107
Eastman Chemical	19,746	1,020,671
Ecolab	40,070	2,473,120
FMC	9,509	1,006,623
Freeport-McMoRan Copper & Gold	130,860	4,977,914
International Flavors & Fragrances	11,820	692,652
International Paper	60,560	2,125,656
MeadWestvaco	23,370	738,258
Monsanto	73,957	5,898,810
Mosaic	41,772	2,309,574
Newmont Mining	68,249	3,499,126
Nucor	44,257	1,900,838
Owens-Illinois	22,658a	528,838
PPG Industries	20,877	2,000,017
Praxair	41,190	4,722,022
Sealed Air	27,144	524,151
Sherwin-Williams	12,266	1,332,946
Sigma-Aldrich	16,809	1,228,066
Titanium Metals	12,805	173,636
United States Steel	20,018b	587,929
Vulcan Materials	18,150	775,549

		61,046,492
Telecommunication Services--2.7%
AT&T	820,859	25,635,427
CenturyLink	85,392	3,300,401
Crown Castle International	35,314a	1,883,649
Frontier Communications	138,368b	576,995
MetroPCS Communications	37,950a	342,309
Sprint Nextel	426,677a	1,216,029
Verizon Communications	392,396	15,001,299
Windstream	82,215b	962,738
		48,918,847
Utilities--3.3%
AES	92,024a	1,202,754
AGL Resources	16,366	641,875
Ameren	33,940	1,105,765
American Electric Power	67,239	2,594,081
CenterPoint Energy	58,586	1,155,316
CMS Energy	36,398	800,756
Consolidated Edison	41,062	2,398,842
Dominion Resources	78,644	4,027,359
DTE Energy	23,356	1,285,281
Duke Energy	184,237	3,870,819
Edison International	45,636	1,939,986
Entergy	24,498	1,646,266
Exelon	117,471	4,606,038
FirstEnergy	58,236	2,654,979
Integrys Energy Group	11,511	609,968
NextEra Energy	57,375	3,504,465
NiSource	38,186	929,829
Northeast Utilities	24,178	897,487
NRG Energy	33,991a	532,639
ONEOK	14,228	1,161,858
Pepco Holdings	32,311	610,355
PG&E	56,686	2,460,739
Pinnacle West Capital	15,000	718,500
PPL	79,625	2,250,202
Progress Energy	40,984	2,176,660

Public Service Enterprise Group	71,503		2,188,707
SCANA	15,800		720,638
Sempra Energy	33,254		1,993,910
Southern	119,671		5,376,818
TECO Energy	32,015		561,863
Wisconsin Energy	32,727		1,151,336
Xcel Energy	67,768		1,793,819
			59,569,910
Total Common Stocks
(cost $1,170,429,973)			1,763,766,510
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.06%, 5/24/12
(cost $1,099,907)	1,100,000	[d]	1,099,924

Other Investment--1.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $17,032,094)	17,032,094	[e]	17,032,094
Investment of Cash Collateral for
Securities Loaned--.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $10,540,602)	10,540,602	[e]	10,540,602
Total Investments (cost $1,199,102,576)	100.7%		1,792,439,130
Liabilities, Less Cash and Receivables	(.7%)		(12,453,934)
Net Assets	100.0%		1,779,985,196

REIT-Real Estate Investment Trust

a Non-income producing security.
b Security, or portion thereof, on loan. At March 31, 2012, the value of the fund's securities on loan was $10,276,231 and the value of the collateral held by the fund was $10,540,602
c Investment in real estate investment trust.

d	Held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

At March 31, 2012, net unrealized appreciation on investments was $593,336,554 of which $769,269,914 related to appreciated investment securities and $175,933,360 related to depreciated investment securities. At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	20.4
Financial	14.8
Health Care	11.3
Energy	11.1
Consumer Discretionary	10.9
Consumer Staples	10.7
Industrial	10.4
Materials	3.4
Utilities	3.3
Telecommunication Services	2.7
Short-Term/Money Market Investments	1.7
100.7

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
March 31, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 3/31/2012	($)
Financial Futures Long
Standard & Poor's 500 E-mini	866	60,758,560	June 2012	855,130

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,763,766,510	-	-	1,763,766,510
Mutual Funds	27,572,696	-	-	27,572,696
U.S. Treasury	-	1,099,924	-	1,099,924
Other Financial Instruments:
Futures++	855,130	-	-	855,130

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 23, 2012

By: /s/James Windels
James Windels Treasurer
Date:	May 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)